GOODWILL	12 Months Ended
Dec. 31, 2025
GOODWILL [Abstract]
GOODWILL
4.	GOODWILL

The changes in the carrying amount of goodwill are as follows:

	Monee	Other Services	Total
	$	$	$

Balance as of January 1, 2024	98,087	14,695	112,782
Foreign currency translation	(4,443)	(714)	(5,157)
Balance as of December 31, 2024	93,644	13,981	107,625
Foreign currency translation	(2,743)	(420)	(3,163)
Balance as of December 31, 2025	90,901	13,561	104,462

Gross goodwill balances were $107,625 and $104,462 as of December 31, 2024 and 2025, respectively.